Income Taxes - Valuation Allowance (Details) $ in Thousands	3 Months Ended
Dec. 31, 2024 USD ($)
Valuation Allowance [Roll Forward]
Valuation allowance, beginning balance	$ 0
Increases recorded to income tax provision	3,940
Valuation allowance, ending balance	$ 3,940